Appendix V: Interest-Bearing Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 20, 2023	Dec. 31, 2022
Telefonica, S.A. | Structured financing due January 31, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	€ 0
Borrowings	0		€ 12
Telefonica, S.A. | Structured financing due October 31, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0		27
Telefonica, S.A. | Structured financing due March 11, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	150
Borrowings	136		223
Telefonica, S.A. | Structured financing due March 11, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	101
Borrowings	101		161
Telefonica, S.A. | Structured Financing Due January 13, 2028
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	5,500
Borrowings	€ 0		0
Borrowings, term extension	2 years
Telefonica, S.A. | Credit Facility Due December 15, 2032
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	€ 0
Borrowings	150		150
Telefonica, S.A. | Bilateral Loan Due June 15, 2033
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	125		0
Telefonica, S.A. | Bilateral Loan Due September 29, 2033
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	150		0
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | BEI Financing due June 13, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	108		183
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | Syndicated Loan Due December 17, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	750
Borrowings	0		0
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | BEI Financing (Tranche 1) due June 18, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	300		300
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | BEI Financing (Tranche 2) due July 14, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	150		150
Colombia Telecomunicaciones, S.A., E.S.P. | Bilateral loan due March 19, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	500,000
Borrowings	118		97
Telxius Telecom, S.A. | Syndicated loan due December 1, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0		201
Telxius Telecom, S.A. | Syndicated Loan Due December 1, 2028
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	145
Borrowings	€ 100		0
Borrowings, term extension	2 years
Telefónica Móviles Chile, S.A. | Bilateral Loan due September 29, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	€ 0
Borrowings	0		133
Telefónica Móviles Chile, S.A. | Bilateral Loan Due August 22, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	129
Borrowings	116		0
Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services. | Syndicated loan due December 20, 2028
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	360
Borrowings	€ 250		245
Early repayment of debt		€ 360
Borrowings, term extension	2 years
Telefonica Brasil, S.A. | Bilateral Loan Due September 28, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	€ 0
Borrowings	€ 0		€ 199